SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3 (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Beginning fair value
Change in fair value		10,000
Ending fair value
Ensysce Biosciences, Inc [Member]
Beginning fair value	670,262	2,646,347
Issuance	3,052	471,823
Change in fair value	(673,314)	(2,447,908)
Ending fair value		$ 670,262